Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

Practices Related to Timing of Equity Grants

Pursuant to our compensation programs, we may grant stock option awards to certain employees from time to time. We have not adopted a formal policy regarding the timing of equity award grants, including stock option grants. However, the Compensation Committee generally approves equity award grants during a regularly scheduled meeting in the second quarter of the fiscal year. On occasion, the Compensation Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. While the Compensation Committee has discretionary authority to grant equity awards to our NEOs outside of the cycle described above, the Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity grant dates.

Award Timing Method	Pursuant to our compensation programs, we may grant stock option awards to certain employees from time to time. We have not adopted a formal policy regarding the timing of equity award grants, including stock option grants. However, the Compensation Committee generally approves equity award grants during a regularly scheduled meeting in the second quarter of the fiscal year. On occasion, the Compensation Committee may grant equity awards outside of our annual grant cycle for new hires, promotions, recognition, retention or other purposes. While the Compensation Committee has discretionary authority to grant equity awards to our NEOs outside of the cycle described above, the Compensation Committee does not grant equity awards in anticipation of the release of material nonpublic information, nor is the timing of disclosures of material nonpublic information based on equity grant dates.
Award Timing Predetermined	false
Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false